Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables
Schedule of trade and other receivables

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
VAT receivable	€1,121	€496	€317
Trade receivables	22,580	214	845
Other receivables	1,378	455	750
Interest receivable	2,081	556	—
VLAIO grant receivable	955	1,165	930
	€28,115	€2,886	€2,842